Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Balance at beginning of year	$ 8,552	$ 10,346	$ 4,041
Additions for tax positions related to the current year	4,116	2,705	3,997
Additions for tax positions related to previous years	1,987	734	2,562
Reduction of reserve for statute expirations	(725)	(5,233)	(254)
Balance at end of year	$ 13,930	$ 8,552	$ 10,346